SHORT-TERM INVESTMENTS	9 Months Ended
Mar. 31, 2026
Cash and Cash Equivalents [Abstract]
SHORT-TERM INVESTMENTS	NOTE 5 – SHORT-TERM INVESTMENTS
●	Interest rates: 1.98% to 4.64% per annum as of June 30, 2025.

●	Maturities: 120 to 270 days as of June 30, 2025.